Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration of Risks [Line Items]
Deposited amount	¥ 22,997	$ 3,210	¥ 24,674
Deposit insurance limit			¥ 500